Other current liabilities	6 Months Ended
Jun. 30, 2023
Other current liabilities
Other current liabilities

9.Other current liabilities

The following is a summary of other current liabilities as of December 31, 2022 and June 30, 2023:

	December 31, 2022	June 30, 2023
	RMB	RMB
		(Unaudited)
Professional service fee	9,391	6,627
Advertising expense payables	5,893	5,567
Promotional expense payables	1,099	1,411
Others	7,438	7,319
Total	23,821	20,924